Contingencies - Text Details (Detail) € in Millions, $ in Millions		3 Months Ended	12 Months Ended
	May 09, 2024 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of contingent liabilities [line items]
Fair value of guarantees recognized on the balance sheet			€ 0	€ 0
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates			343	2
Additional provisions, other provisions			€ 1,865	1,836
Threshold registration deadline			0.95
Insurance carrier contribution			€ 540
Respironics litigation provision
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 1,075
Respironics litigation provision | Qualified Settlement Fund
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	25
Respironics litigation provision | Notice And Administrative Cost
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	25
Respironics litigation provision | Personal Injury Settlement Fund
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 1,050
Other contingent liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					€ 300
Legal
Disclosure of contingent liabilities [line items]
Additional provisions, other provisions			1,015	€ 644
Respironics litigation provision | Legal
Disclosure of contingent liabilities [line items]
Additional provisions, other provisions		€ 575	€ 982